Earnings/(loss) Per Unit ("EPU")	12 Months Ended
Dec. 31, 2022
Earnings/(loss) Per Unit ("EPU")
Earnings/(loss) Per Unit ("EPU")

20. Earnings/(loss) Per Unit (“EPU”)

The Partnership calculates earnings/(loss) per unit by allocating reported profit or loss for each period to each class of units based on the distribution policy for available cash stated in the Partnership Agreement as generally described in Note 6 above.

Basic earnings/(loss) per unit is determined by dividing profit or loss for the year, after deducting preference unit distributions and adding/deducting any difference of the carrying amount of preference units above/below the fair value of the consideration paid to settle them, by the weighted average number of units outstanding during the year. Diluted earnings/(loss) per unit is calculated by dividing the profit or loss of the year attributable to common unitholders by the weighted average number of potential ordinary common units assumed to have been converted into common units, unless such potential ordinary common units have an antidilutive effect.

	For the year ended December 31,
	2020	2021	2022
Profit for the year and Partnership’s profit	56,859	5,726	118,986
Adjustment for:
Accrued preference unit distributions	(30,328)	(29,694)	(26,458)
Differences on repurchase of preference units	—	(2)	195
Partnership’s profit/(loss) attributable to:	26,531	(23,970)	92,723
Common unitholders	25,970	(23,488)	90,821
General partner	561	(482)	1,902
Weighted average units outstanding (basic)
Common units	47,042,494	49,501,674	51,422,248
General partner units	1,021,336	1,049,800	1,078,897
Earnings/(loss) per unit (basic)
Common unitholders	0.55	(0.47)	1.77
General partner	0.55	(0.46)	1.76
Weighted average units outstanding (diluted)
Common units*	49,567,506	49,501,674	53,164,907
General partner units	1,021,336	1,049,800	1,078,897
Earnings/(loss) per unit (diluted)
Common unitholders	0.52	(0.47)	1.71
General partner	0.55	(0.46)	1.76
*

Includes unvested awards with respect to the 2015 Plan (Note 21) and Class B units for the year ended December 31, 2020 and December 31, 2022; does not include unvested awards and Class B units for the year ended December 31, 2021, because their effect would be anti-dilutive. The 2,490,000 Class B units were issued on June 30, 2019 and are included in the weighted average number of units outstanding for the calculation of diluted EPU from July 1, 2019 and onwards. They become eligible for conversion on a one-for-one basis into common units at GasLog’s option in six tranches of 415,000 units per annum on July 1 of 2020 (Note 6), 2021 (Note 6), 2022 (Note 6), 2023, 2024 and 2025; as a result, they do not have an impact on the calculation of basic EPU until conversion.